Basis of preparation and consolidation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Revision Of Prior Period [Line Items]
Number of reportable segments | segment	1
Operating profit	$ 145,468	$ 71,999
Reclassification adjustment | Previously net finance cost
Revision Of Prior Period [Line Items]
Foreign exchange loss		11,020
Reclassification adjustment | Previously selling, general and administrative expense
Revision Of Prior Period [Line Items]
Foreign exchange loss		7,898
Previously reported
Revision Of Prior Period [Line Items]
Operating profit		$ 64,101